Financial Instruments - Summary of Internal Credit Risk Grading Assessment Comprises (Detail) - Financial Assets at Amortized Cost [Member]	12 Months Ended
Dec. 31, 2022
Low Risk [Member]
Disclosure of internal credit grades [line items]
Description	The counterparty has a low risk of default and does not have any past-due amounts
Financial assets at amortized cost	12-month ECL
Watch List [Member]
Disclosure of internal credit grades [line items]
Description	Debtor frequently repays after due dates but settles the amounts in full
Financial assets at amortized cost	12-month ECL
Doubtful [Member]
Disclosure of internal credit grades [line items]
Description	There have been significant increases in credit risk since initial recognition through information developed internally or external resources
Financial assets at amortized cost	Lifetime ECL- not credit-impaired
Loss [Member]
Disclosure of internal credit grades [line items]
Description	There is evidence indicating the asset is credit-impaired
Financial assets at amortized cost	Lifetime ECL- credit-impaired
Write-off [Member]
Disclosure of internal credit grades [line items]
Description	There is evidence indicating that the debtor is in severe financial difficulty and the Group has no realistic prospect of recovery
Financial assets at amortized cost	Amount is written off